Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Revenues
Revenues
	2023	2022	2021
	ARS 000	ARS 000	ARS 000

Spot market revenues	155,523,697	125,095,966	144,468,508
Sales under contracts	131,012,781	167,719,171	182,679,073
Steam sales	14,789,842	15,283,685	10,409,047
Forest activity revenues	5,815,213	-	-
Resale of gas transport and distribution capacity	1,858,093	2,188,445	1,868,300
Revenues from CVO thermal plant management	4,568,538	5,457,370	6,818,833
	313,568,164	315,744,637	346,243,761